Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2015
Supplement [Text Block]	gst4_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service,

Class IR, Class R and Class R6 Shares of the

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

(collectively, the "Portfolios")

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus (the "Prospectuses")

and the Statement of Additional Information (the "SAI")

dated July 31, 2015

Effective immediately, the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios' rebalancing frequency will be changed from quarterly to approximately monthly.

Further, in February 2016, the Goldman Sachs International Small Cap Fund will no longer serve as an underlying fund of the Portfolios.

Accordingly, effective immediately, the Portfolios' Prospectus is hereby revised as follows:

The "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Equity Growth Strategy Portfolio—Summary—Principal Strategy," "Investment Management Approach—Principal Investment Strategies—Balanced Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth and Income Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth Strategy Portfolio" and "Investment Management Approach—Principal Investment Strategies—Equity Growth Strategy Portfolio" sections of the Prospectus are hereby revised to reflect that:

  Generally, the Investment Adviser rebalances the Portfolio approximately monthly, but the Portfolio can be rebalanced more or less frequently at the discretion of the Investment Adviser. Moreover, the general rebalance frequency of the Portfolio may increase or decrease in accord with the Investment Adviser's models and views, which evolve as part of its ongoing research program.

The Board of Trustees of the Goldman Sachs Trust has approved an Agreement and Plan of Reorganization which contemplates the reorganization of the Goldman Sachs International Small Cap Fund, an underlying fund of the Portfolios, with and into the Goldman Sachs International Small Cap Insights Fund. The reorganization is expected to close during February 2016 or on such other date as the parties to the reorganization shall agree.

Effective at the close of the reorganization, all references to the Goldman Sachs International Small Cap Fund are hereby removed from the Prospectuses and SAI.

Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst4_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service,

Class IR, Class R and Class R6 Shares of the

Goldman Sachs Balanced Strategy Portfolio

(collectively, the "Portfolios")

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus (the "Prospectuses")

and the Statement of Additional Information (the "SAI")

dated July 31, 2015

Effective immediately, the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios' rebalancing frequency will be changed from quarterly to approximately monthly.

Further, in February 2016, the Goldman Sachs International Small Cap Fund will no longer serve as an underlying fund of the Portfolios.

Accordingly, effective immediately, the Portfolios' Prospectus is hereby revised as follows:

The "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Equity Growth Strategy Portfolio—Summary—Principal Strategy," "Investment Management Approach—Principal Investment Strategies—Balanced Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth and Income Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth Strategy Portfolio" and "Investment Management Approach—Principal Investment Strategies—Equity Growth Strategy Portfolio" sections of the Prospectus are hereby revised to reflect that:

  Generally, the Investment Adviser rebalances the Portfolio approximately monthly, but the Portfolio can be rebalanced more or less frequently at the discretion of the Investment Adviser. Moreover, the general rebalance frequency of the Portfolio may increase or decrease in accord with the Investment Adviser's models and views, which evolve as part of its ongoing research program.

The Board of Trustees of the Goldman Sachs Trust has approved an Agreement and Plan of Reorganization which contemplates the reorganization of the Goldman Sachs International Small Cap Fund, an underlying fund of the Portfolios, with and into the Goldman Sachs International Small Cap Insights Fund. The reorganization is expected to close during February 2016 or on such other date as the parties to the reorganization shall agree.

Effective at the close of the reorganization, all references to the Goldman Sachs International Small Cap Fund are hereby removed from the Prospectuses and SAI.

Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst4_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service,

Class IR, Class R and Class R6 Shares of the

Goldman Sachs Growth and Income Strategy Portfolio

(collectively, the "Portfolios")

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus (the "Prospectuses")

and the Statement of Additional Information (the "SAI")

dated July 31, 2015

Effective immediately, the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios' rebalancing frequency will be changed from quarterly to approximately monthly.

Further, in February 2016, the Goldman Sachs International Small Cap Fund will no longer serve as an underlying fund of the Portfolios.

Accordingly, effective immediately, the Portfolios' Prospectus is hereby revised as follows:

The "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Equity Growth Strategy Portfolio—Summary—Principal Strategy," "Investment Management Approach—Principal Investment Strategies—Balanced Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth and Income Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth Strategy Portfolio" and "Investment Management Approach—Principal Investment Strategies—Equity Growth Strategy Portfolio" sections of the Prospectus are hereby revised to reflect that:

  Generally, the Investment Adviser rebalances the Portfolio approximately monthly, but the Portfolio can be rebalanced more or less frequently at the discretion of the Investment Adviser. Moreover, the general rebalance frequency of the Portfolio may increase or decrease in accord with the Investment Adviser's models and views, which evolve as part of its ongoing research program.

The Board of Trustees of the Goldman Sachs Trust has approved an Agreement and Plan of Reorganization which contemplates the reorganization of the Goldman Sachs International Small Cap Fund, an underlying fund of the Portfolios, with and into the Goldman Sachs International Small Cap Insights Fund. The reorganization is expected to close during February 2016 or on such other date as the parties to the reorganization shall agree.

Effective at the close of the reorganization, all references to the Goldman Sachs International Small Cap Fund are hereby removed from the Prospectuses and SAI.

Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst4_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service,

Class IR, Class R and Class R6 Shares of the

Goldman Sachs Growth Strategy Portfolio

(collectively, the "Portfolios")

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus (the "Prospectuses")

and the Statement of Additional Information (the "SAI")

dated July 31, 2015

Effective immediately, the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios' rebalancing frequency will be changed from quarterly to approximately monthly.

Further, in February 2016, the Goldman Sachs International Small Cap Fund will no longer serve as an underlying fund of the Portfolios.

Accordingly, effective immediately, the Portfolios' Prospectus is hereby revised as follows:

The "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Equity Growth Strategy Portfolio—Summary—Principal Strategy," "Investment Management Approach—Principal Investment Strategies—Balanced Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth and Income Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth Strategy Portfolio" and "Investment Management Approach—Principal Investment Strategies—Equity Growth Strategy Portfolio" sections of the Prospectus are hereby revised to reflect that:

  Generally, the Investment Adviser rebalances the Portfolio approximately monthly, but the Portfolio can be rebalanced more or less frequently at the discretion of the Investment Adviser. Moreover, the general rebalance frequency of the Portfolio may increase or decrease in accord with the Investment Adviser's models and views, which evolve as part of its ongoing research program.

The Board of Trustees of the Goldman Sachs Trust has approved an Agreement and Plan of Reorganization which contemplates the reorganization of the Goldman Sachs International Small Cap Fund, an underlying fund of the Portfolios, with and into the Goldman Sachs International Small Cap Insights Fund. The reorganization is expected to close during February 2016 or on such other date as the parties to the reorganization shall agree.

Effective at the close of the reorganization, all references to the Goldman Sachs International Small Cap Fund are hereby removed from the Prospectuses and SAI.

Goldman Sachs Equity Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst4_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service,

Class IR, Class R and Class R6 Shares of the

Goldman Sachs Equity Growth Strategy Portfolio

(collectively, the "Portfolios")

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus (the "Prospectuses")

and the Statement of Additional Information (the "SAI")

dated July 31, 2015

Effective immediately, the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios' rebalancing frequency will be changed from quarterly to approximately monthly.

Further, in February 2016, the Goldman Sachs International Small Cap Fund will no longer serve as an underlying fund of the Portfolios.

Accordingly, effective immediately, the Portfolios' Prospectus is hereby revised as follows:

The "Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy," "Goldman Sachs Equity Growth Strategy Portfolio—Summary—Principal Strategy," "Investment Management Approach—Principal Investment Strategies—Balanced Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth and Income Strategy Portfolio," "Investment Management Approach—Principal Investment Strategies—Growth Strategy Portfolio" and "Investment Management Approach—Principal Investment Strategies—Equity Growth Strategy Portfolio" sections of the Prospectus are hereby revised to reflect that:

  Generally, the Investment Adviser rebalances the Portfolio approximately monthly, but the Portfolio can be rebalanced more or less frequently at the discretion of the Investment Adviser. Moreover, the general rebalance frequency of the Portfolio may increase or decrease in accord with the Investment Adviser's models and views, which evolve as part of its ongoing research program.

The Board of Trustees of the Goldman Sachs Trust has approved an Agreement and Plan of Reorganization which contemplates the reorganization of the Goldman Sachs International Small Cap Fund, an underlying fund of the Portfolios, with and into the Goldman Sachs International Small Cap Insights Fund. The reorganization is expected to close during February 2016 or on such other date as the parties to the reorganization shall agree.

Effective at the close of the reorganization, all references to the Goldman Sachs International Small Cap Fund are hereby removed from the Prospectuses and SAI.

Goldman Sachs Satellite Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst4_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service,

Class IR, Class R and Class R6 Shares of the

Goldman Sachs Satellite Strategies Portfolio

(collectively, the "Portfolios")

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus (the "Prospectuses")

and the Statement of Additional Information (the "SAI")

dated July 31, 2015

Further, in February 2016, the Goldman Sachs International Small Cap Fund will no longer serve as an underlying fund of the Portfolios.

The Board of Trustees of the Goldman Sachs Trust has approved an Agreement and Plan of Reorganization which contemplates the reorganization of the Goldman Sachs International Small Cap Fund, an underlying fund of the Portfolios, with and into the Goldman Sachs International Small Cap Insights Fund. The reorganization is expected to close during February 2016 or on such other date as the parties to the reorganization shall agree.

Effective at the close of the reorganization, all references to the Goldman Sachs International Small Cap Fund are hereby removed from the Prospectuses and SAI.